PRINCIPAL ACCOUNTING POLICIES - Major VIEs and their subsidiaries (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥) ¥ / item
Major variable interest entities and their subsidiaries
Description of foreign investment law approval	In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020.
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 900,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Chengdu Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 500,000,000
Qunar Beijing | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 11,000,000